FIRST AMERICAN INSURANCE PORTFOLIOS, INC.


                          Supplement Dated May 1, 2001,
                         To Prospectus Dated May 1, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED MAY 1, 2001. THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL YOUR PARTICIPATING INSURANCE COMPANY.


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First American Insurance Portfolios Class IB shares are not available for investment until May 2, 2001.